Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key	0002050338
Document Type	S-1/A
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	COLLAB Z INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true